Commitments and Contingency (Details) - Schedule of operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of operations [Abstract]
Revenues	$ 6,228,595	$ 6,473,638	$ 5,804,727
Net income	$ 1,684,991	$ 2,061,517	$ 1,735,340